SHARE-BASED COMPENSATION - Share Options (Details) - $ / shares		1 Months Ended		12 Months Ended
	Dec. 30, 2019	Dec. 31, 2018	Oct. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of the stock option activity, Options granted share Number:
Outstanding at end of year (in shares)				7,259,362
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at end of year (in dollars per share)				$ 0.5533
Share Options
Summary of the stock option activity, Options granted share Number:
Exercised (in shares)				(2,560,304)	(2,968,984)	(5,875,592)
Share Options | Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)			4 years	4 years
Share Options | Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)			5 years	5 years
2014 Share Incentive Plan | Share Options
SHARE-BASED COMPENSATION
Maximum number of shares under the plan			135,032,132
Expire period			10 years
Modification of exercise price of number of stock options granted	8,113,145
Modified of exercise price of stock options granted	$ 0.60
2019 Share Incentive Plan | Share Options | Maximum
SHARE-BASED COMPENSATION
Maximum percentage of shares available for issuance, based on total number of shares issued and outstanding on September 29, 2019		2.00%
Maximum percentage of number of shares increased in each year		2.00%
Maximum percentage of aggregate number of shares initially reserved and subsequently increased during the term of the total number of shares issued and outstanding on September 29		8.00%
2014 Share Incentive Plan and 2019 Share Incentive Plan | Share Options
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)				9,986,146	13,341,466	19,042,336
Exercised (in shares)				(2,560,304)	(2,968,984)	(5,875,592)
Granted (in shares)				128,000	0	1,080,000
Cancelled/Forfeited (in shares)				(294,480)	(386,336)	(905,278)
Outstanding at end of year (in shares)				7,259,362	9,986,146	13,341,466
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at beginning of year (in dollars per share)				$ 0.5556	$ 0.5703	$ 0.5628
Exercised (in dollars per share)				0.5574	0.6110	0.4365
Granted (in dollars per share)				0.6500		0.0444
Cancelled/forfeited (in dollars per shares)				0.6368	0.6381	0.6539
Outstanding at end of year (in dollars per share)				$ 0.5533	$ 0.5556	$ 0.5703